Statement of Cash Flows (USD $)	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Cash Flows from Operations
Net Income (Loss)	$ (1,080,508)	$ 56,800
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation and amortization	53,311	42,215
Stock-based compensation	456,490	237,876
Waiver of related party expenses	16,830	16,830
Bad debts	622	0
Deferred income taxes	(645,100)	36,500
Changes in operating assets:
Accounts receivable	(13,609)	(8,116)
Inventory	(629,574)	(606,952)
Prepaid & other current assets	30,000	(125,000)
Accounts payable	49,289	140,494
Accrued expenses	179,556	(55,057)
Deferred revenue and customer deposits	(119,999)	101,667
Total adjustments to net income (loss)	(622,184)	(219,543)
Net cash (used in) operating activities	(1,702,692)	(162,743)
Cash Flows from Investing Activities
Acquisition of equipment	(64,459)	(23,210)
Net cash flows (used in) investing activities	(64,459)	(23,210)
Cash Flows from Financing Activities
Advance from affiliate	0	14,750
Advances from (repayments to) related party	(3,140)	0
Proceeds from note payable to related party	0	22,000
Repayments on notes payable from related party	0	(158,000)
Proceeds from issuance of common stock	1,000,000	2,000,000
Net cash flows provided by (used in) investing activities	996,860	1,878,750
Net increase (decrease) in cash	(770,291)	1,692,797
Cash balance, beginning	917,495	7,338
Cash balance, ending	147,204	1,700,135
Supplemental disclosure of cash flow information and non cash investing and financing activities:
Interest paid	0	0
Taxes paid	$ 0	$ 0